Equity Instruments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The assumptions used for the six months ended December 31, 2016 are as follows:
Expected volatility	182% - 185%
Risk free interest rate	0.97% - 1.14%
Expected term (years)	5.0 - 6.5
Dividend yield	0%

The assumptions are as follows:

	Year Ended June 30,
	2016	2015

Expected volatility	75%	-
Risk free interest rate	1.16% - 1.90%	-
Expected term (years)	3.75 - 6.25	-
Dividend yield	0%	-
Forfeiture rate	0%	-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2016	322,302	$18.01	9.33
Granted	441,999	$3.23
Exercised	-	$-
Forfeited/Cancelled	(17,646)	$4.99
Outstanding December 31, 2016	746,655	$3.52	9.21
Exercisable at December 31, 2016	323,755	$3.40	9.10
Available for grant at December 31, 2016	1,253,345

Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2015	-	$-
Granted	326,469	$18.01
Exercised	-	$-
Forfeited/Cancelled	(4,167)	$18.12
Outstanding June 30, 2016	322,302	$18.01	9.33
Exercisable at June 30, 2016	139,798	$16.76	9.42
Available for grant at June 30, 2016	511,032

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table details the options outstanding at June 30, 2016 by range of exercise prices:

Range of Exercise Prices	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life of Options Outstanding	Number of Options Exercisable	Weighted Average Exercise Price
$6.72	16,668	$6.72	9.79	16,668	$6.72
$18.12	301,467	$18.12	9.37	123,130	$18.12
$55.56	4,167	$55.56	4.11	-	$-
	322,302	$18.01	9.33	139,798	$16.76

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The following table summarizes stock-based compensation expense for the three and six months ended December 31, 2016 and three and six months ended December 31, 2015:

	Three Months Ended December 31,		Six Months Ended December 31,
	2016	2015	2016	2015
Research and development expenses
Stock options	$-	$20,000	$-	$25,000
Selling, general and administrative expenses
Stock options	381,000	$163,000	1,425,000	226,000
	$381,000	$183,000	$1,425,000	$251,000

Unrecognized expense at December 31, 2016	$1,435,000

Weighted average remaining years to vest	2.26

The following table summarizes stock-based compensation expense for the years ended June 30 2016 and 2015:

	Year Ended June 30,
	2016	2015
Research and development expenses
Stock options	$89,000	$519,000
Selling, general and administrative expenses
Stock options	814,000	499,000
	$903,000	$1,018,000

Unrecognized expense at June 30, 2016	$1,267,000

Weighted average remaining years to vest	2.66

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2016	2,201,627	$6.19	4.71

Issuance of settlement warrants to initial investors	88,032	$4.00
Warrants issued to investors in connection with the registered offering	6,020,245	$1.86
Warrants issued to placement agents for the registered offering	401,450	$1.86

Outstanding December 31, 2016	8,711,354	$2.98	4.51

A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2014	8,553	$54.36	3.92
Granted in fiscal 2015	-	-
Expired in fiscal 2015	-	-
Outstanding June 30, 2015	8,553	$54.36	2.92
Warrants issued to placement agents for convertible promissory notes	22,254	$7.80
Warrants issued to investors in connection with the registered offering	1,733,322	$6.00
Warrants issued to placement agents for convertible promissory notes	22,564	$4.80
Warrants issued to placement agents for the registered offering	109,375	$6.00
Warrants issued to convertible note holders who converted May 5, 2016	305,559	$6.00

Outstanding June 30, 2016	2,201,627	$6.19	4.71

Schedule of Share-based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
Significant assumptions in valuing the warrants issued during the December 31, 2016 quarter were as follows:

Expected volatility	186.7% - 229.8%
Risk free interest rate	1.02% - 1.33%
Contractual term (years)	4.68 - 5.0
Dividend yield	0%

The assumptions are as follows:
	Year Ended June 30,
	2016	2015
Expected volatility	75%	-
Risk free interest rate	1.07 - 1.76%	-
Contractual term (years)	4.2 - 5.0	-
Dividend yield	0%	-